CONVERTIBLE NOTES	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES	NOTE 7 – CONVERTIBLE NOTES As of September 30, 2021 and December 31, 2020, the outstanding principal balance of convertible notes was $10,000.